Stock Purchase Plan Company's Contributions Charged to Expense (Detail) (Stock Repurchase Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Repurchase Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 1,140	$ 1,177	$ 1,260